SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Foreign currency translation (Details)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Foreign currency translation
Period/year-end spot rate	6.7851		6.9931
Average rate	6.8624	7.2526